Restricted Net Assets (Details) - PRC subsidiaries, VIE and VIE's subsidiaries - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted Net Assets
Required percentage of annual appropriations to general reserve fund	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	¥ 74,441,552	¥ 72,652,734
Share capital	395,387,537	419,967,537
Restricted net assets, including general reserve and registered capital	¥ 469,829,089	¥ 492,620,271